VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Tables)	12 Months Ended
Oct. 31, 2022
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Summary of consolidated financial information of the VIE and its subsidiaries

	As of October 31,
	2022	2021
Cash and cash equivalents	$1,365	$29,776,178
Restricted cash	692,734	819,269
Short-term investments	26,179,662	-
Accounts receivable	51,202	320,848
Other current assets	170,326	216,470
Right-of-use assets, operating lease	143,438	760,229
Other non-current assets	28,766	347,084
Total Assets	27,267,493	32,240,078

Taxes payable	469,835	493,196
Other current liabilities	477,928	582,187
Non-current liabilities	54,718	237,848
Total Liabilities	1,002,481	1,313,231

Net assets	$26,265,012	$30,926,847

	Years Ended October 31,
	2022	2021	2020
Revenues	$1,351,909	$2,776,065	$3,249,344
(Loss) income from operations	(950,762)	(1,232,723)	566,336
Net income (loss)	$(702,956)	$(1,052,348)	$640,294